Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	RAAM Global Energy Co
Entity Central Index Key	0001511139
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Jun. 30, 2013
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	Each registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.